UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Square Management LLC
Address:  1813 N Mill Street
          Suite F
          Naperville, IL 60563

Form 13F File Number:  028-14128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brad Bailey
Title:    Chief Financial Officer
Phone:    (630) 210-8924

Signature, Place, and Date of Signing:

       /s/ Brad Bailey                Naperville, IL               11/14/12
       ---------------                --------------               --------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           32
                                         -----------

Form 13F Information Table Value Total:  $    87,882
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-14129                   Kelly Cardwell

              COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- --------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF               VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
           NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- --------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
AVID TECHNOLOGY INC                   COM       05367P100       6,088     643,516 SH       DEFINED    1          643,516      0    0
BELO CORP                             COM SER A 080555105       9,572   1,222,384 SH       DEFINED    1        1,222,384      0    0
BERKSHIRE HATHAWAY INC DEL            CL A      084670108       6,370          48 SH       DEFINED    1               48      0    0
BERKSHIRE HATHAWAY INC DEL            CL B NEW  084670702       4,396      49,841 SH       DEFINED    1           49,841      0    0
CHINA CERAMICS CO LTD                 SHS       G2113X100         127      68,910 SH       DEFINED    1           68,910      0    0
COWEN GROUP INC                       CLA       223622101       3,910   1,445,442 SH       DEFINED    1        1,445,442      0    0
CROSS CTRY HEALTHCARE INC             COM       227483104         107      22,604 SH       DEFINED    1           22,604      0    0
DELL INC                              COM       24702R101         542      55,000 SH       DEFINED    1           55,000      0    0
ETHAN ALLEN INTERIORS INC             COM       297602104       2,462       1,123     PUT  DEFINED    1            1,123      0    0
FISHER COMMUNICATIONS INC             COM       337756209       1,160      31,535 SH       DEFINED    1           31,535      0    0
GRAINGER W W INC                      COM       384802104       1,875          90     PUT  DEFINED    1               90      0    0
GSI TECHNOLOGY                        COM       36241U106       1,111     224,489 SH       DEFINED    1          224,489      0    0
HALLIBURTON CO                        COM       406216101       1,618      48,023 SH       DEFINED    1           48,023      0    0
HARVARD BIOSCIENCE INC                COM       416906105       8,254   1,951,266 SH       DEFINED    1        1,951,266      0    0
INNERWORKINGS INC                     COM       45773Y105         319         245     PUT  DEFINED    1              245      0    0
INNOVATIVE SOLUTIONS & SUPPO          COM       45769N105       1,193     299,671 SH       DEFINED    1          299,671      0    0
KODIAK OIL & GAS CORP                 COM       50015Q100         447         478     PUT  DEFINED    1              478      0    0
LIVEPERSON INC                        COM       538146101         509         281     PUT  DEFINED    1              281      0    0
MCDERMOTT INTL INC                    COM       580037109         265         217     PUT  DEFINED    1              217      0    0
MICROSOFT CORP                        COM       594918104       6,298     211,614 SH       DEFINED    1          211,614      0    0
NETSUITE INC                          COM       64118Q107       4,906         769     PUT  DEFINED    1              769      0    0
NEXSTAR BROADCASTING GROUP I          CL A      65336K103      12,832   1,208,289 SH       DEFINED    1        1,208,289      0    0
ORBIT INTL CORP                       COM NEW   685559304          68      20,034 SH       DEFINED    1           20,034      0    0
PLANAR SYS INC                        COM       726900103       1,569   1,161,798 SH       DEFINED    1        1,161,798      0    0
RESEARCH IN MOTION LTD                COM       760975102         545      72,659 SH       DEFINED    1           72,659      0    0
RESEARCH IN MOTION LTD                COM       760975102         375         500     CALL DEFINED    1              500      0    0
SCHLUMBERGER LTD                      COM       806857108       1,522      21,043 SH       DEFINED    1           21,043      0    0
SOUNDBITE COMMUNICATIONS INC          COM       836091108         264     114,826 SH       DEFINED    1          114,826      0    0
STAPLES INC                           COM       855030102       1,472     127,779 SH       DEFINED    1          127,779      0    0
TANDY LEATHER FACTORY INC             COM       87538X105       3,383     638,343 SH       DEFINED    1          638,343      0    0
WESTLAKE CHEMICAL CORP                COM       960413102       2,477         339     PUT  DEFINED    1              339      0    0
ZYNGA INC                             CL A      98986T108       1,846     650,934 SH       DEFINED    1          650,934      0    0